FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS
Schedule of assets that are measured at fair value on a recurring basis

There were no transfers in or out of Level 1 or Level 2 measurements for the periods presented as follows (in thousands):

	DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3
Cash equivalents	$15,580	$—	$15,580	$—
Marketable securities and term deposits	$18,580	$—	$18,580	$—
Restricted cash equivalents and marketable securities	$374	$—	$374	$—

	DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3
Cash equivalents	$8,595	$—	$8,595	$—
Marketable securities and term deposits	$18,563	$—	$18,563	$—
Restricted cash equivalents and marketable securities	$644	$—	$644	$—